COLT 2026-9 Mortgage Loan Trust ABS-15G

Exhibit 99.18

Exception Detail
Run Date - 11/12/2026 11:13:56 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350124393	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal - Completion Certification		Appraisal was completed subject to repairs but a 1004D reflecting completed was not provided.	1004D provided Repairs made as required			XXXX			A	1	XXXX	XXXX	1	13	C	B	C	B	A	A	C	A		Non-QM	1
XXXX	XXXX	XXXX	4350124393	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW - DTI exceeds maximum limit		Guidelines for the XXXX reflect the maximum DTI is 50%. Loan closed at 54.804%.		DTI and management's approval for loan reflected on loan approval in file: Compensating factors: Good credit, 4 years on the job, receives SSI FICO XXXX.	Client XXXX 12:56 PM; DTI and management's approval for loan reflected on loan approval in file. Thank you. Reviewer XXXX 03:44 PM; Condition has been reviewed			XXXX	B	2	XXXX	XXXX	1	13	C	B	C	B	A	A	C	A		Non-QM	1